Property and Equipment, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant and Equipment (Textual)
Depreciation and amortization	$ 5,264	$ 4,655	$ 4,496